Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Total	$ 101,696	$ 52,811	$ 77,263
Domestic (Israel) [Member]
Disclosure of geographical areas [line items]
Total	81,317	38,204	51,552
Foreign [Member]
Disclosure of geographical areas [line items]
Total	$ 20,379	$ 14,607	$ 25,711